Name : Alfred P. Ouellette
Title:     Assistant Vice President and
            Senior Counsel

August 18, 2008

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N. E.
Washington, D.C. 20549

Re:	John Hancock Investment Trust– (the “Registrant”) for the following:
John Hancock Balanced Fund – Class R1, Class R2, Class R3, Class R4 and Class R5 Prospectus;
and for the Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 Statement of
Additional Information for the Registrant
File Nos. 811-0560; 2-10156 0000022370

CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of the Prospectus listed above and the form of the Statement of Additional Information, dated August 12, 2008 for the above-captioned Registrant, that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement has been filed electronically.

Sincerely,

/s/Alfred P. Ouellette
Alfred P. Ouellette
Assistant Secretary